Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Information by Segment	The following tables present summary information by segment for the years ended September 30, 2021, 2022, and 2023:
	For the Year Ended September 30, 2023
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	98,121,636	65,569,330	163,690,966
Cost of revenues	(60,045,961)	(55,602,052)	(115,648,013)
Gross profit	38,075,675	9,967,278	48,042,953

Depreciation and amortization	2,044,635	650,085	2,694,720
Total capital expenditures	1,079,700	330,526	1,410,226
	For the Year Ended September 30, 2022
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	77,244,502	59,202,940	136,447,442
Cost of revenues	(50,395,302)	(46,825,025)	(97,220,327)
Gross profit	26,849,200	12,377,915	39,227,115

Depreciation and amortization	2,584,624	1,019,509	3,604,133
Total capital expenditures	2,034,000	264,000	2,298,000
	For the Year Ended September 30, 2021
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	81,547,141	36,018,656	117,565,797
Cost of revenues	(53,444,991)	(28,150,849)	(81,595,840)
Gross profit	28,102,150	7,867,807	35,969,957

Depreciation and amortization	3,527,373	591,769	4,119,142
Total capital expenditures	2,660,250	230,000	2,890,250

Schedule of Total Assets
	As of September 30,
	2022	2023
	HK$	HK$
Total assets:
Security-related engineering services	70,889,268	88,179,851
Security guarding and screening services	18,895,828	20,227,255
Unallocated assets	3,750,993	6,033,013
	93,536,089	114,440,119